Employee Benefits (The Fair Values For The Pension Plans By Asset Category) (Details) (Pension [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	$ 24,110	$ 25,814	$ 28,592
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,215	2,175
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	6,829	10,158
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	2,158	1,769
Fixed Income Securities [Member] | US Treasuries And Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,796	599
Fixed Income Securities [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	2,140	1,615
Fixed Income Securities [Member] | International Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,163	910
Fixed Income Securities [Member] | Other Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	359	502
Asset Category Other [Member] | Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	6,109	5,889
Asset Category Other [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	2,341	2,197
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	8,350	11,572
Level 1 [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,184	2,126
Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	5,704	9,052
Level 1 [Member] | Fixed Income Securities [Member] | US Treasuries And Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,239	141
Level 1 [Member] | Fixed Income Securities [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	65	233
Level 1 [Member] | Fixed Income Securities [Member] | International Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	158	20
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	6,696	5,728
Level 2 [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	31	49
Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,125	1,106
Level 2 [Member] | Fixed Income Securities [Member] | US Treasuries And Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	557	458
Level 2 [Member] | Fixed Income Securities [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,886	1,202
Level 2 [Member] | Fixed Income Securities [Member] | International Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,005	890
Level 2 [Member] | Fixed Income Securities [Member] | Other Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	359	502
Level 2 [Member] | Asset Category Other [Member] | Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	54	40
Level 2 [Member] | Asset Category Other [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,679	1,481
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	9,064	8,514
Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	2,158	1,769
Level 3 [Member] | Fixed Income Securities [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	189	180
Level 3 [Member] | Asset Category Other [Member] | Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	6,055	5,849
Level 3 [Member] | Asset Category Other [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	$ 662	$ 716